EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES - Disclosure of detailed information about exploration and evaluation asset expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exploration And Evaluation Assets And Expenditures [Line Items]
Balance at beginning of period	$ 5,188,375	$ 1,620,466
Additions during the year	692,591	3,986,252
Recovery of exploration and evaluation assets	(391,193)	(126,007)
Impairment		(292,336)
Balance at end of period	5,489,773	5,188,375
Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Balance at beginning of period	4,797,182	935,592
Additions during the year	692,591	3,861,590
Recovery of exploration and evaluation assets	0	0
Impairment		0
Balance at end of period	5,489,773	4,797,182
Guadalupe [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Balance at beginning of period	391,193	517,200
Additions during the year	0	0
Recovery of exploration and evaluation assets	(391,193)	(126,007)
Impairment		0
Balance at end of period	0	391,193
Other [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Balance at beginning of period	0	167,674
Additions during the year	0	124,662
Recovery of exploration and evaluation assets	0	0
Impairment		(292,336)
Balance at end of period	$ 0	$ 0